SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	1,120,138,915	1,068,094,073
Number of options, granted (in shares)	236,923,744	779,229,797
Number of options exercised (in shares)	(6,924,434)	(255,706,663)
Number of options, forfeited (in shares)	(22,815,078)	(6,938,102)
Number of options, cancelled (in shares)	(51,479,310)	(389,767,675)
Number of options, expired (in shares)	(95,280,546)	(74,772,515)
Number of options outstanding, end of period (in shares)	1,180,563,291	1,120,138,915
Number of options exercisable, end of period (in shares)	336,561	792,741
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0.3039	£ 0.4455
Weighted average exercise price, granted (in GBP per share)	0.3940	0.2425
Weighted average exercise price, exercised (in GBP per share)	0.3057	0.4751
Weighted average exercise price, forfeited (in GBP per share)	£ 0.2878	£ 0.4330
Weighted average exercise price, cancelled (in GBP per share) | £	£ 0.3257	£ 0.4224
Weighted average exercise price, expired (in GBP per share)	£ 0.4903	£ 0.4726
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0.3063	0.3039
Number of options exercisable, end of period (GBP per share)	£ 0.5103	£ 0.4749
Lloyds Banking Group executive share plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Number of options outstanding, start of period (in shares)	6,666,372	7,634,638
Number of options, granted (in shares)	5,308,496	1,990,449
Number of options exercised (in shares)	(5,129,115)	(2,122,302)
Number of options, vested (in shares)	0	(47,337)
Number of options, forfeited (in shares)	(385,184)	(111,100)
Number of options, expired (in shares)	(558,679)	(677,976)
Number of options outstanding, end of period (in shares)	5,901,890	6,666,372
Number of options exercisable, end of period (in shares)	708,939	3,150,407
Weighted average exercise price of options outstanding, start of period (in GBP per share)	£ 0	£ 0
Weighted average exercise price, granted (in GBP per share)	0	0
Weighted average exercise price, exercised (in GBP per share)	0	0
Weighted average exercise price, vested (in GBP per share)	0	0
Weighted average exercise price, forfeited (in GBP per share)	0	0
Weighted average exercise price, expired (in GBP per share)	0	0
Weighted average exercise price of options outstanding, end of period (in GBP per share)	0	0
Number of options exercisable, end of period (GBP per share)	£ 0	£ 0